Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Payables and Accruals [Abstract]
Accrued payroll and welfare	$ 3,693	$ 838
Accrued Professional services fee	2,984
Payable for advertisement	1,670	172
Deferred government subsidy	330	330
Accrued rental expense	266
Other tax payables	258	72
Others	214	96
Total	$ 9,415	$ 1,508